Revenue (Tables)	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Summary of net sales by product	Net sales by product were as follows:

	2024	2023	2022

EGRIFTA SV ®	$60,147	$53,705	$50,454

Trogarzo ®	25,719	28,059	29,603

	$85,866	$81,764	$80,057

Summary of revenue by geographical area	Net sales by geography were as follows:

	2024	2023	2022

Canada	$-	$86	$52

United States	85,804	81,392	78,744

Europe	62	286	1,261

	$85,866	$81,764	$80,057